U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

April 15, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:  BUFFALO FUNDS (the “Trust”)
File Nos.:  333-56018 and 811-10303

To whom it may concern:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 19 to the Trust’s Registration Statement for the purpose of updating the Trust’s Registration Statement to include five new series of the Trust: the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund.  These new series have been added to the Trust pursuant to a Registration Statement filed on Form N-14 on March 27, 2008.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on June 30, 2008 or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement.  The purpose of that filing will be to update financial information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.  Please note that I expect to be out on leave beginning on or about May 9, 2008.  In my absence please contact Jeanine Bajczyk at (414) 765-6609.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
for U.S. Bancorp Fund Services, LLC

Enclosures